Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31
	2025	2024

Balance in USD	3,762	7,169
Balance in other currencies	1,037	1,986

	4,799	9,155